SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	Dec. 31, 2025
Buildings and structures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Buildings and structures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	50 years
Machinery and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Machinery and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	25 years
Leased-out EV batteries | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	8 years
Leased-out EV batteries | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years
Leased-out E-scooter batteries | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Leased-out E-scooter batteries | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	8 years
Vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years
Vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	12 years
Office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years
Others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years